CERTAIN TRANSACTIONS (Details 6) - Auspex [Member] $ in Millions	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 201
Other current assets.	5
Research and development in-process	3,143
Goodwil Aacquired	1,227
Total assets acquired	4,576
Current Liabilities	29
Deferred taxes	1,085
Total liabilities assumed	1,114
Net assets acquired	$ 3,462